DEBT (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Proceeds from convertible debt		$ 7,300,000
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt		$ 7,300,000
Debt instrument interest rate stated percentage		8.00%
Percentage Of Discount Applied Convert Notes To Common Stock		15.00%
Interest Expense		$ 175,288
Debt instrument, maturity date, description		The 2022 Notes mature in December 2023 unless previously converted.
Subsequent Event [Member] | Convertible promissory note agreement January 2023 [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt	$ 4,100,000